CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues, net	$ 2,042,672	$ 1,960,695	$ 6,173,013	$ 5,981,835
Cost of sales	(1,876,292)	(1,829,233)	(5,631,021)	(5,533,069)
Gross profit	166,380	131,462	541,992	448,766
Selling, marketing, general and administrative expenses	(118,023)	(103,349)	(354,569)	(323,258)
Gain on disposal of businesses	0	0	0	242
Gain on asset sales	28,746	767	43,442	9,188
Operating income	77,103	28,880	230,865	134,938
Other income, net	4,817	9,199	7,721	19,765
Interest income	2,311	1,427	7,260	4,421
Interest expense	(20,899)	(15,677)	(62,359)	(38,126)
Income from continuing operations before income taxes and equity earnings	63,332	23,829	183,487	120,998
Income tax (expense) benefit	(13,017)	34,155	(40,604)	21,497
Equity method earnings	5,342	300	11,508	4,028
Income from continuing operations	55,657	58,284	154,391	146,523
Loss from discontinued operations, net of income taxes	(1,672)	(11,704)	(27,616)	(48,129)
Net income	53,985	46,580	126,775	98,394
Less: Net income attributable to noncontrolling interests	(8,693)	(6,743)	(25,049)	(18,679)
Net income attributable to Dole plc	$ 45,292	$ 39,837	$ 101,726	$ 79,715
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.50	$ 0.54	$ 1.36	$ 1.35
Discontinued operations (in USD per share)	(0.02)	(0.12)	(0.29)	(0.51)
Net income per share attributable to Dole plc - basic (in USD per share)	0.48	0.42	1.07	0.84
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.50	0.54	1.36	1.35
Discontinued operations (in USD per share)	(0.02)	(0.12)	(0.29)	(0.51)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.48	$ 0.42	$ 1.07	$ 0.84
Weighted-average shares:
Basic (in shares)	94,929	94,891	94,912	94,882
Diluted (in shares)	95,148	94,908	95,094	94,910